Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill
Goodwill

11. Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	232,007	232,007	33,638
Disposals of subsidiaries (Note 4)	—	(5,244)	(761)
Impairment (Note 2(q))	—	(112,102)	(16,253)
Balance at the end of year	232,007	114,661	16,624